CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Ordinary share CNY (¥) shares	Treasury Stock CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserve CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Accumulated deficit CNY (¥)	Total Yunji Inc. shareholders' (deficit)/equity CNY (¥)	Non- controlling interest CNY (¥)
Balance at Dec. 31, 2019	¥ 1,464,659		¥ 70	¥ (96,669)	¥ 7,255,404	¥ 11,633	¥ 88,863	¥ (5,805,332)	¥ 1,453,969	¥ 10,690
Balance (Shares) at Dec. 31, 2019 | shares			2,158,791,222	(29,385,650)
Net (loss)/income	(151,692)							(146,346)	(146,346)	(5,346)
Appropriation to statutory reserves						6,467		(6,467)
Foreign currency translation adjustments	(79,411)						(79,411)		(79,411)
Repurchasing common stock	(23,171)			¥ (23,171)					(23,171)
Repurchasing common stock (Shares) | shares				(6,246,410)
Issuance of ordinary shares due to the exercise of share option	8,004			¥ 31,489	(23,485)				8,004
Issuance of ordinary shares due to the exercise of share option (Shares) | shares				9,151,290
Issuance of restricted shares				¥ 3,149	(3,149)
Issuance of restricted shares (Shares) | shares				954,960
Capital injection from non-controlling interests	2,300									2,300
Shared based compensation	98,378				98,378				98,378
Disposal of subsidiaries	(2,999)					(5,476)		6,060	584	(3,583)
Dividend to non-controlling interest shareholders	(1,200)									(1,200)
Balance at Dec. 31, 2020	1,314,868		¥ 70	¥ (85,202)	7,327,148	12,624	9,452	(5,952,085)	1,312,007	2,861
Balance (Shares) at Dec. 31, 2020 | shares			2,158,791,222	(25,525,810)
Net (loss)/income	132,284							131,966	131,966	318
Appropriation to statutory reserves						1,395		(1,395)
Foreign currency translation adjustments	(25,116)						(25,116)		(25,116)
Repurchasing common stock	(220)			¥ (220)					(220)
Repurchasing common stock (Shares) | shares				(387,500)
Issuance of ordinary shares due to the exercise of share option	480			¥ 2,124	(1,644)				480
Issuance of ordinary shares due to the exercise of share option (Shares) | shares				748,730
Issuance of restricted shares				¥ 39,070	(39,070)
Issuance of restricted shares (Shares) | shares				12,908,750
Capital injection from non-controlling interests	208									208
Shared based compensation	55,910				55,910				55,910
Acquisition of additional shares in subsidiaries from non-controlling interest shareholders	(1,198)									(1,198)
Disposal of subsidiaries	1,560							2,869	2,869	(1,309)
Dividend to non-controlling interest shareholders	(261)									(261)
Balance at Dec. 31, 2021	1,478,515		¥ 70	¥ (44,228)	7,342,344	14,019	(15,664)	(5,818,645)	1,477,896	619
Balance (Shares) at Dec. 31, 2021 | shares			2,158,791,222	(12,255,830)
Net (loss)/income	(138,390)	$ (20,064)						(138,173)	(138,173)	(217)
Appropriation to statutory reserves						2,059		(2,059)
Foreign currency translation adjustments	78,777	11,422					78,777		78,777
Repurchasing common stock	(95,436)			¥ (95,436)					(95,436)
Repurchasing common stock (Shares) | shares				(139,237,930)
Issuance of ordinary shares due to the exercise of share option	513			¥ 2,903	(2,390)				513
Issuance of ordinary shares due to the exercise of share option (Shares) | shares				773,640
Issuance of restricted shares				¥ 38,052	(38,052)
Issuance of restricted shares (Shares) | shares				10,326,250
Capital injection from non-controlling interests	197									197
Shared based compensation	30,150				30,150				30,150
Conversion of liabilities to NCI of subsidiaries to capital	1,577									1,577
Acquisition of additional shares in subsidiaries from non-controlling interest shareholders					1,099				1,099	(1,099)
Disposal of subsidiaries	(3)				(7)			211	204	(207)
Balance at Dec. 31, 2022	¥ 1,355,900	$ 196,588	¥ 70	¥ (98,709)	¥ 7,333,144	¥ 16,078	¥ 63,113	¥ (5,958,666)	¥ 1,355,030	¥ 870
Balance (Shares) at Dec. 31, 2022 | shares			2,158,791,222	(140,393,870)